Notes Payable and Revolving Line of Credit (Details) - USD ($) $ in Millions					1 Months Ended				3 Months Ended
	Apr. 01, 2025	Apr. 01, 2024	May 01, 2023	Jan. 12, 2023	Aug. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2023	May 02, 2023	Mar. 31, 2021
Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan
Line of Credit Facility [Line Items]
Outstanding principal balance									$ 4.4
Long-Term Debt, Weighted Average Interest Rate, at Point in Time									4.25%
Duration of remaining monthly payments									36 months
Debt Instrument, Maturity Date									Apr. 01, 2026
Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Annual Interest Rate (Greater of Prime +1% or 4.25%) | Base Rate
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									4.25%
Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Annual Interest Rate (Greater of Prime +1% or 4.25%) | Prime Rate
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate									1.00%
Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Financial Covenants
Line of Credit Facility [Line Items]
Cash balance to maintain									$ 2.0
Annual revenue target									50.0
Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan
Line of Credit Facility [Line Items]
Outstanding principal balance									$ 30.0		$ 30.0
Long-Term Debt, Weighted Average Interest Rate, at Point in Time									9.25%
Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | Annual Interest Rate (Greater of Prime +6% or 9.25%) | Base Rate
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									9.25%
Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | Annual Interest Rate (Greater of Prime +6% or 9.25%) | Prime Rate
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate									6.00%
Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan Tranche A
Line of Credit Facility [Line Items]
Outstanding principal balance											15.0
Duration of remaining monthly payments									36 months
Debt Instrument, Maturity Date									Mar. 31, 2027
Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan Tranche B
Line of Credit Facility [Line Items]
Outstanding principal balance											$ 15.0
Duration of remaining monthly payments									36 months
Debt Instrument, Maturity Date									Mar. 31, 2028
Trinity | Facility Term Debt Agreement | Facility Term Loan
Line of Credit Facility [Line Items]
Additional payment due on loan draw downs									$ 0.4
Reclassification of term loan payment to long-term debt									0.3
Outstanding principal balance									$ 2.4
Fee percentage on total amount drawn, end of loan term									10.00%
Trinity | Facility Term Debt Agreement | Facility Term Loan | June 2020
Line of Credit Facility [Line Items]
Draws on term loan								$ 2.9
Trinity | Facility Term Debt Agreement | Facility Term Loan | September 2020
Line of Credit Facility [Line Items]
Draws on term loan							$ 0.6
Trinity | Facility Term Debt Agreement | Facility Term Loan | December 2020
Line of Credit Facility [Line Items]
Draws on term loan						$ 0.9
Trinity | Facility Term Debt Agreement | Facility Term Loan | August 2021
Line of Credit Facility [Line Items]
Draws on term loan					$ 0.5
Subsequent event | Silicon Valley Bank | Mezzanine Term Loan | Payment Deferral
Line of Credit Facility [Line Items]
Outstanding principal balance										$ 6.1
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan
Line of Credit Facility [Line Items]
Outstanding principal balance				$ 4.4
Duration of remaining monthly payments			36 months
Debt Instrument, Maturity Date				Apr. 01, 2026
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Annual Interest Rate (Greater of Prime +1% or 4.25%) | Base Rate
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.25%
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Annual Interest Rate (Greater of Prime +1% or 4.25%) | Prime Rate
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.00%
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | Financial Covenants | Minimum
Line of Credit Facility [Line Items]
Cash balance to maintain				$ 2.0
Annual revenue target				$ 50.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Senior Term Loan | As of 12/31/2022
Line of Credit Facility [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time				9.00%
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan
Line of Credit Facility [Line Items]
Outstanding principal balance										$ 6.1
Debt Instrument, Face Amount				$ 30.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | Annual Interest Rate (Greater of Prime +6% or 9.25%) | Base Rate
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				9.25%
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | Annual Interest Rate (Greater of Prime +6% or 9.25%) | Prime Rate
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				6.00%
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | Financial Covenants | Minimum
Line of Credit Facility [Line Items]
Cash balance to maintain				$ 2.0
Annual revenue target				$ 50.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan | As of 12/31/2022
Line of Credit Facility [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time				14.00%
Outstanding principal balance				$ 30.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan Tranche A
Line of Credit Facility [Line Items]
Duration of remaining monthly payments		36 months
Debt Instrument, Maturity Date				Mar. 31, 2027
Debt Instrument, Face Amount				$ 15.0
Subsequent event | Silicon Valley Bank | Loan and Security Agreement | Mezzanine Term Loan Tranche B
Line of Credit Facility [Line Items]
Duration of remaining monthly payments	36 months
Debt Instrument, Maturity Date				Mar. 31, 2028
Debt Instrument, Face Amount				$ 15.0
Subsequent event | Trinity | Facility Term Debt Agreement | Facility Term Loan
Line of Credit Facility [Line Items]
Outstanding principal balance				2.6
Additional payment due on loan draw downs				0.4
Reclassification of term loan payment to long-term debt				$ 0.3
Debt Instrument, Maturity Date				Apr. 01, 2026
Fee percentage on total amount drawn, end of loan term				10.00%
Subsequent event | Trinity | Facility Term Debt Agreement | Facility Term Loan | June 2020
Line of Credit Facility [Line Items]
Draws on term loan				$ 2.9
Subsequent event | Trinity | Facility Term Debt Agreement | Facility Term Loan | September 2020
Line of Credit Facility [Line Items]
Draws on term loan				0.6
Subsequent event | Trinity | Facility Term Debt Agreement | Facility Term Loan | December 2020
Line of Credit Facility [Line Items]
Draws on term loan				0.9
Subsequent event | Trinity | Facility Term Debt Agreement | Facility Term Loan | August 2021
Line of Credit Facility [Line Items]
Draws on term loan				$ 0.5